RELATED PARTY TRANSACTIONS (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Assets
Investments	$ 2,149,579	[1]	$ 1,565,059	[2]
Other assets	3,234,181		2,479,037
Total assets	220,113,618		203,908,211
Liabilities
Deposits	142,128,471		131,959,215
Other Liabilities	6,768,253		5,796,482
Total liabilities	193,458,393		179,478,661
Income
Interest and other operating income	16,116,500		16,696,393		$ 15,748,805	[3]
Net income	2,786,435		2,754,173		2,954,947
Expenses
Interests and other operating expenses	5,670,216		6,232,986	[4]	6,053,100	[3]
Fees	1,213,056		1,075,115	[4]	968,970	[3]
Others	267,507		249,023		$ 258,265
Financial Conglomerate Operations [Member]
Assets
Investments	440,294		376,171
Loans and advances to customers and financial entities, net	455,675		191,278
Other assets	2		8
Total assets	895,971		567,457
Liabilities
Deposits	1,347,005		1,015,523
Other Liabilities	5,818		1,882
Total liabilities	1,352,823		1,017,405
Income
Interest and other operating income	602,831		488,190
Dividends	14,909		15,021
Net income	617,740		503,211
Expenses
Interests and other operating expenses	54,758		32,568
Fees	2		4
Others	3,025		4,788
Total expenses	$ 57,785		$ 37,360

[1]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[4]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.